Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
15.	Inventories

	2024 US$’000	2023 US$’000
Fuel oil	84,984	99,714
Lubricating oils	9,171	7,990
	94,155	107,704

The cost of inventories recognised as expenses included in “voyage expenses (Hafnia Vessels and TC Vessels)” amounted to US$357.5 million (2023: US$349.1 million); and included in “voyage expenses (External Vessels in Disponent-Owner Pools)” amounted to US$190.1 million (2023: US$161.8 million). There was no write down of inventory to net realisable values as at the respective financial years ended 2023 and 2024.